SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Right of use asset, cost, beginning	$ 1,151,458		$ 730,652	$ 649,110
Lease modification	(439,568)			81,542
Addition	603,725		420,806
Effect of changes in foreign exchange rates	(7,749)
Right of use asset, cost, ending	1,307,866		1,151,458	730,652
Right of use asset, accumulated amortization, beginning	669,069		489,605	322,220
Amortization	214,165		180,602	158,648
Effect of changes in foreign exchange rates			(1,138)	8,737
Lease modification	(273,503)
Right of use asset, accumulated amortization, ending	609,731		669,069	489,605
Carrying Amounts	698,135		482,389	241,047
Lease liability, beginning	512,080		279,263	359,348
Interest expense (1)	90,041	[1]	53,614	49,738
Lease modification	(183,251)			81,542
Lease payments	(255,953)		(252,103)	(204,518)
Effect of changes in foreign exchange rates	(9,562)		7,285	(6,847)
Additions	589,063		424,021
Lease liability, ending	742,418		512,080	279,263
Less current portion	115,793		204,939	150,951
Long term portion	$ 626,625		$ 307,141	$ 128,312

[1]	In addition to the non-cash interest of $90,041, the Company also incurred interest of $12,632 related to its financed insurance costs.